Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 5,053,769	$ 3,701,586		$ 4,937,790
Less accumulated depreciation	(3,476,977)	(3,135,743)		(2,990,902)
Property and equipment, excluding construction in progress	1,576,792	565,843
Construction in progress	7,922			376,275
Property and equipment, net	1,584,714	565,843		2,323,163
Property and equipment, excluding construction	1,576,792			1,946,888
Property and equipment gross	5,053,769	3,701,586		4,937,790
Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		813,251	$ 1,043,942		$ 912,331
Less accumulated depreciation		(479,913)	(357,815)		(213,404)
Property and equipment, net		333,338	686,127		698,927
Laboratory equipment		358,388	597,059		470,159
Furniture		24,567	24,567		24,567
Leasehold improvements		353,826	353,826		349,115
Computer equipment		76,470	68,490		68,490
Property and equipment gross		$ 813,251	$ 1,043,942		$ 912,331
Minimum [Member] | Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years		3 years	3 years
Maximum [Member] | Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years		5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,233,603	$ 1,712,019		2,127,762
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]		Useful Life, Shorter of Lease Term or Asset Utility [Member]
Estimated useful life	Shorter of asset or lease term
Property and equipment gross	$ 2,233,603	$ 1,712,019		2,127,762
Leasehold Improvements [Member] | Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years		5 years	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	2,820,166	$ 1,989,567		2,810,028
Property and equipment gross	$ 2,820,166	$ 1,989,567		$ 2,810,028
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	1 year 6 months	1 year 6 months
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	10 years	7 years
Laboratory Equipment [Member] | Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years		5 years	5 years
Furniture and Fixtures [Member] | Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years		5 years	5 years
Computer Equipment [Member] | Theralink Technologies Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years		3 years	3 years